Cover	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Dream Finders Homes, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-39916
Entity Tax Identification Number	85-2983036
Entity Address, Address Line One	14701 Philips Highway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	904
Local Phone Number	644-7670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DFH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001825088
Amendment Flag	false
Document Period End Date	Aug. 18, 2026